Equity (Tables)	12 Months Ended
Dec. 31, 2011
Changes in Shares of Common Stock

The changes in our shares of common stock, as categorized in the equity section of the balance sheet, were:

	Shares
	2011	2010	2009
Issued
Beginning of year	1,740,529,279	1,733,345,558	1,729,264,859
Distributed under benefit plans	9,021,308	7,183,721	4,080,699

End of year	1,749,550,587	1,740,529,279	1,733,345,558

Held in Treasury
Beginning of year	272,873,537	208,346,815	208,346,815
Repurchase of common stock	155,453,382	64,526,722	—
Distributed under benefit plans	(475,696)	—	—
Transfer from grantor trust	36,029,405	—	—

End of year	463,880,628	272,873,537	208,346,815

Held in Grantor Trusts
Beginning of year	36,890,375	38,742,261	40,739,129
Repurchase of common stock	(157,470)	—	—
Distributed under benefit plans	(703,500)	(1,776,873)	(2,018,692)
Transfer to treasury stock	(36,029,405)	—	—
Other	—	(75,013)	21,824

End of year	—	36,890,375	38,742,261